BUSINESS COMBINATION (Narrative) (Details) - USD ($)		12 Months Ended
	Oct. 12, 2017	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,521,000
Business Acquisition, Percentage of Voting Interests Acquired	80.00%
Goodwill		$ 313,588,803	$ 0
Goodwill, Foreign Currency Translation Gain (Loss)		15,775,206
Business Combination Sale of Revenue		44,700,000
Business Combination Net Income Loss		16,400,000
Bio material Products [Member]
Goodwill		182,000,000
Bio pharmaceutical Products [Member]
Goodwill		$ 147,000,000
Tianxinfu Beijing Medical Appliance Co Ltd [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		20.00%
In Process Research and Development [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 1,254,937
Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 54,956,664
Finite-Lived Intangible Asset, Useful Life		7 years
Technical Know how [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 7,514,256
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life		7 years
Maximum [Member] | Technical Know how [Member]
Finite-Lived Intangible Asset, Useful Life		12 years
Minimum [Member] | Technical Know how [Member]
Finite-Lived Intangible Asset, Useful Life		3 years
PW Medtech Group Limited [Member]
Cost Method Investments	80.00%